Significant accounting policies and basis of preparation	6 Months Ended
Jun. 30, 2020
Significant accounting policies and basis of preparation
Significant accounting policies and basis of preparation

2.Significant accounting policies and basis of preparation

The consolidated financial statements were authorized for issue on August 11, 2020 by the directors of the Company.

Statement of compliance with International Financial Reporting Standards

These interim condensed consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). These interim condensed consolidated financial statements are prepared in accordance with International Accounting Standards (“IAS”) 34 – Interim Financial Reporting on a basis consistent with those followed in the most recent annual consolidated financial statements for the year ended December 31, 2019.

These interim condensed consolidated financial statements do not include all of the information required for full annual financial statements and should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2019.

Basis of preparation

The consolidated financial statements of the Company have been prepared on an accrual basis and are based on historical costs except for derivative liabilities which are measured at fair value. The Company’s functional and presentation currency is Canadian dollars.

Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, EMV Automotive USA Inc., from the date of incorporation of January 22, 2018, InterMeccanica, from the date of its acquisition on October 18, 2017, EMV Automotive Technology (Chongqing) Inc., from the date of its incorporation on October 15, 2019, and SOLO EV, LLC, from the date of its incorporation on November 22, 2019. Inter-company balances and transactions, including unrealized income and expenses arising from inter-company transactions, are eliminated on consolidation.

Significant estimates and assumptions

The preparation of financial statements in accordance with IFRS requires the Company to make estimates and assumptions concerning the future. The Company’s management reviews these estimates and underlying assumptions on an ongoing basis, based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are adjusted for prospectively in the period in which the estimates are revised.

Estimates and assumptions where there is significant risk of material adjustments to assets and liabilities in future accounting periods include the estimated recoverable amount of goodwill, intangible assets and other long-lived assets, the useful lives of plant and equipment, fair value measurements for financial instruments and share-based payments and the recoverability and measurement of deferred tax assets.

The Covid-19 outbreak brings significant uncertainty as to the potential impact on our operations, supply chains for parts and sales channels for our products and on the global economy as a whole. It is currently not possible to predict how long the pandemic will last or the time that it will take for economic activity to return to prior levels. Therefore, the Company has not changed any estimates and assumptions in the preparation of the financial statements.

Significant judgments

The preparation of financial statements in accordance with IFRS requires the Company to make judgments, apart from those involving estimates, in applying accounting policies. The most significant areas that require judgment in the Company has consolidated financial statements include:

-the assessment of the Company’s ability to continue as a going concern and whether there are events or conditions that may give rise to significant uncertainty;

-the classification of financial instruments; and

-the calculation of income taxes require judgement in interpreting tax rules and regulations.

Significant accounting policies

Leases

As a lessee

The Company assesses whether a contract is or contains a lease at the inception of the contract. Leases are recognized as a right-of-use asset and corresponding lease liability at the lease commencement date. The lease liability is measured at the present value of the future fixed payments and variable lease payments that depend on an index or rate over the lease term, less any lease incentives receivable, discounted using the lessee’s incremental borrowing rate, unless the implicit interest rate in the lease can be easily determined.

Lease liabilities are subsequently measured at amortized cost using the effective interest rate method. Lease terms applied are the contractual non-cancellable periods of the lease, plus periods covered by renewal or termination options, if the Company is reasonably certain to exercise those options. Lease liabilities are remeasured (with a corresponding adjustment to the right-of-use asset) when there is a change in the lease term, a change in the future lease payments resulting from a change in an index or rate used to determine those payments or when the lease contract is modified and the lease modification is not accounted for as a separate lease.

The right-of-use assets include the initial measurement of the corresponding lease liabilities, lease payments at or before the commencement date, any initial direct costs, less any lease incentives received before the commencement date. The right-of-use assets are subsequently measured at cost and are depreciated on a straight-line basis from the date the underlying asset is available for use over the lease term.

The Company has elected not to recognize right-of-use assets and lease liabilities for leases of low value assets and short-term leases. The Company recognizes the lease payments associated with these leases as an expense on a straight line basis over the lease term.

As a lessor

When the Company acts as an intermediate lessor it determines at lease inception whether each lease is a finance lease or an operating lease and accounts for its interest in the head lease and the sublease separately. It assesses the lease classification of a sublease with reference to the right-of-use asset arising from the head lease and not with reference to the underlying asset. If a head lease is a short-term lease to which the Company applies the exemption described above, then it classifies the sublease as an operating lease.

Government grants

A government grant is recognized if there is reasonable assurance that it will be received and that the Company will comply with the conditions associated with the grant. If the conditions are met, the Company recognizes the grant in profit or loss on a systematic basis in line with its recognition of the expenses that the grant is intended to compensate. For grants related to income, the Company can elect to either offset the grant against the related expenditure or include it in other income. Government assistance received by the Company during the period have been accounted for as government grants related to income and have been included in other income.